Shareholder Report, Average Annual Return (Details)	12 Months Ended	24 Months Ended	27 Months Ended	36 Months Ended	42 Months Ended	60 Months Ended	68 Months Ended	97 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000002785 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Matthews Pacific Tiger Fund (Investor Class/MAPTX)
Average Annual Return, Percent	30.07%					(0.62%)			5.56%
C000093221 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Matthews Pacific Tiger Fund (Institutional Class/MIPTX)
Average Annual Return, Percent	30.26%					(0.48%)			5.72%
C000093224 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Matthews China Fund (Institutional Class/MICFX)
Average Annual Return, Percent	29.93%					(3.77%)			6.64%
C000002790 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Matthews China Fund (Investor Class/MCHFX)
Average Annual Return, Percent	29.81%					(3.90%)			6.48%
C000002791 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Matthews Japan Fund (Investor Class/MJFOX)
Average Annual Return, Percent	22.76%					3.59%			7.61%
C000093225 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Matthews Japan Fund (Institutional Class/MIJFX)
Average Annual Return, Percent	22.86%					3.66%			7.69%
C000093226 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Matthews Asia Innovators Fund (Institutional Class/MITEX)
Average Annual Return, Percent	30.42%					(0.40%)			10.47%
C000002792 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Matthews Asia Innovators Fund (Investor Class/MATFX)
Average Annual Return, Percent	30.22%					(0.53%)			10.30%
C000002793 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Matthews Asia Growth Fund (Investor Class/MPACX)
Average Annual Return, Percent	20.59%					(5.08%)			5.33%
C000093227 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Matthews Asia Growth Fund (Institutional Class/MIAPX)
Average Annual Return, Percent	20.72%					(4.95%)			5.49%
C000093228 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Matthews India Fund (Institutional Class/MIDNX)
Average Annual Return, Percent	1.67%					8.10%			7.56%
C000002794 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Matthews India Fund (Investor Class/MINDX)
Average Annual Return, Percent	1.55%					7.96%			7.40%
C000038018 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Matthews Asia Dividend Fund (Investor Class/MAPIX)
Average Annual Return, Percent	26.88%					(0.76%)			5.57%
C000093229 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Matthews Asia Dividend Fund (Institutional Class/MIPIX)
Average Annual Return, Percent	27.06%					(0.65%)			5.69%
C000093230 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Matthews Emerging Markets Small Companies Fund (Institutional Class/MISMX)
Average Annual Return, Percent	13.76%					5.59%			8.96%
C000068052 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Matthews Emerging Markets Small Companies Fund (Investor Class/MSMLX)
Average Annual Return, Percent	13.57%					5.37%			8.74%
C000101279 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Matthews China Small Companies Fund (Investor Class/MCSMX)
Average Annual Return, Percent	28.83%					(6.25%)			8.27%
C000195803 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Matthews China Small Companies Fund (Institutional Class/MICHX)
Average Annual Return, Percent	29.15%					(6.05%)		5.92%
C000154926 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Matthews Emerging Markets Sustainable Future Fund (Institutional Class/MISFX)
Average Annual Return, Percent	23.15%					4.51%			9.21%
C000154925 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Matthews Emerging Markets Sustainable Future Fund (Investor Class/MASGX)
Average Annual Return, Percent	22.89%					4.34%			9.00%
C000219129 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Matthews Emerging Markets Equity Fund (Investor Class/MEGMX)
Average Annual Return, Percent	29.39%					4.15%	12.75%
C000219130 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Matthews Emerging Markets Equity Fund (Institutional Class/MIEFX)
Average Annual Return, Percent	29.65%					4.34%	12.98%
C000236790 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Matthews Emerging Markets Equity Active ETF - NAV Return
Average Annual Return, Percent	27.53%				14.61%
C000236791 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Matthews Asia Innovators Active ETF - NAV Return
Average Annual Return, Percent	29.97%				11.42%
C000236792 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Matthews China Active ETF - NAV Return
Average Annual Return, Percent	29.85%				5.13%
C000240350 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Matthews Emerging Markets ex China Active ETF - NAV Return
Average Annual Return, Percent	30.78%			16.14%
C000241856 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Matthews Korea Active ETF - NAV Return
Average Annual Return, Percent	70.14%					4.18%			6.56%
C000245019 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Matthews Emerging Markets Sustainable Future Active ETF - NAV Return
Average Annual Return, Percent	25.68%		10.64%
C000245020 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Matthews Pacific Tiger Active ETF - NAV Return
Average Annual Return, Percent	30.51%		15.46%
C000245021 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Matthews India Active ETF - NAV Return
Average Annual Return, Percent	2.18%		9.58%
C000245022 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Matthews Japan Active ETF - NAV Return
Average Annual Return, Percent	21.79%		20.61%
C000245023 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Matthews Asia Dividend Active ETF - NAV Return
Average Annual Return, Percent	25.91%		17.00%
C000247849 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Matthews Emerging Markets Discovery Active ETF - NAV Return
Average Annual Return, Percent	11.14%	3.15%
C000247850 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Matthews China Discovery Active ETF - NAV Return
Average Annual Return, Percent	30.24%	19.46%
MSCI China Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China Index
Average Annual Return, Percent	31.43%	29.34%			7.69%	(3.03%)		1.62%	5.71%
MSCI China All Shares Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China All Shares Index
Average Annual Return, Percent	29.22%				5.65%	(2.26%)			4.34%
MSCI Japan Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Japan Index
Average Annual Return, Percent	25.05%		16.91%			6.99%			8.01%
MSCI AC Asia ex Japan Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC Asia ex Japan Index
Average Annual Return, Percent	33.02%				13.86%	4.16%			8.92%
MSCI AC Asia Pacific Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC Asia Pacific Index
Average Annual Return, Percent	28.59%					5.36%			8.45%
MSCI India Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI India Index
Average Annual Return, Percent	4.29%		12.52%			10.75%			10.17%
MSCI Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	34.36%	22.88%	21.65%		14.50%	4.67%	10.78%		8.86%
MSCI Emerging Markets ex China Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets ex China Index
Average Annual Return, Percent	35.64%			18.00%
MSCI Korea 25 50 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Korea 25/50 Index
Average Annual Return, Percent	96.54%					5.66%			9.89%
MSCI All Country Asia ex Japan Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country Asia ex Japan Index
Average Annual Return, Percent	33.02%		22.67%
MSCI All Country Asia Pacific Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country Asia Pacific Index
Average Annual Return, Percent	28.59%		19.92%
MSCI Emerging Markets Small Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Small Cap Index
Average Annual Return, Percent	19.09%	12.88%				8.94%			8.74%
MSCI China Small Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China Small Cap Index
Average Annual Return, Percent	35.34%	24.25%				(5.18%)		(1.80%)	(0.20%)